Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,611,637)	$ (7,292,922)	$ (6,594,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of plant and equipment	12,946	9,549	11,032
Amortization of intangible assets	16,997	20,381	20,317	$ 20,317
Non-cash lease expense	65,798	64,419	65,914
Share-based compensation	478,838	946,444	861,551
Marketing expense, non-cash	860,509	66,330
Interest income, related party	(173,011)
Share of loss from equity investment	159,220
Impairment on intangible assets	906,305
Impairment on investments	100,444
Impairment on goodwill	1,118,038
Allowance for expected credit losses	281,873	2,132,724
Write-off prepayments	372,015
Change in operating assets and liabilities
Accounts receivable	612,713	748,178	(213,639)
Deposits, prepayments and other receivables	897,650	2,011,708	(1,812,753)
Deposit paid for acquisition of intangible assets			115,601
Accounts payable	(111,722)	(856,009)	801,005
Accounts payable, related party	(29,749)	30,648
Receipt in advance	(19,602)	(47,357)	80,272
Operating lease liabilities	(65,798)	(64,419)	(66,446)
Accruals and other payables	(386,073)	742,938	(515,308)
Net cash used in operating activities	(3,514,246)	(1,487,388)	(7,246,896)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(16,037)	(4,888)	(2,810)
Issuance of loan and note receivables to related party	(5,030,000)
Advances to a related party	(45,767)
Increase in other current assets	(95,652)
Purchase of long-term investments		(100,444)
Net cash acquired from acquisition of a subsidiary		33,461
Net cash used in investing activities	(5,187,456)	(71,871)	(2,810)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank loans	(36,835)	(125,476)	(40,368)
Repayments of other borrowings	(321,936)	(318,421)
Proceeds from the offerings	9,176,098
Proceeds from private placement		1,004,439
Proceeds from convertible promissory notes		335,415
Net proceeds from IPO offering			8,047,695
Advances from related parties	243,183	207,893	5,455
Repayments to related parties		(132,367)	(350,288)
Net cash provided by financing activities	9,060,510	971,483	7,662,494
Net increase (decrease) in cash and cash equivalents and restricted cash	358,808	(587,776)	412,788
Effect of foreign currency translation on cash and cash equivalents	(58,006)	(137,126)	266,790
Cash and cash equivalents and restricted cash, beginning of year	775,246	1,500,148	820,570
Cash and cash equivalents and restricted cash, end of year	1,076,048	775,246	1,500,148	$ 820,570
Supplemental cash flow information:
Cash received for interest	8,211	6,607	7,560
Cash paid for interest	163,014	409,884	290,745
Cash paid for listing fee			185,799
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares to acquire equity-method investment	1,875,000
Issuance of ordinary shares for acquisition of a subsidiary		1,255,549
Issuance of ordinary shares for acquisition of an intangible asset		909,790
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	976,088	775,246	1,500,148
Restricted cash	99,960
Total cash and cash equivalents and restricted cash	$ 1,076,048	$ 775,246	$ 1,500,148